Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Basic And Diluted Net Income	The following table sets forth the computation of net income (loss) per common unit:

	For the three months ended March 31,
	2022	2021
Net income per unit
Numerator
Net Income	$9,350	$8,841
Income allocated to participating securities	—	—

Numerator for basic net income per unit	9,350	8,841

Effect of dilutive securities on allocated net income to common units
Class A, AA, and AAA	—	—

Numerator for diluted net income per unit	9,350	8,841

Denominator (Weighted average units outstanding)
Class A, AA, and AAA	979,800	979,800
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA	—	—

Denominator for diluted net income per weighted average common units	979,800	979,800

Net income per common unit
Class A, Class AA, and Class AAA
Basic and diluted	$9.54	$9.02
Basic and diluted weighted average common units outstanding	979,800	979,800
Percentage allocated to common members	100.0%	100.0%
The following table sets forth the computation of net income (loss) per common unit:

	Year ended December 31,
	2021	2020	2019
Net income (loss) per unit
Numerator
Net Income (loss)	$32,619	$29,162	$21,287
Income allocated to participating securities	—	—	—

Numerator for basic net income (loss) per unit	32,619	29,162	21,287

Effect of dilutive securities on allocated net income to common units
Class A, AA, and AAA	—	—	—

Numerator for diluted net income (loss) per unit	32,619	29,162	21,287

Denominator (Weighted average units outstanding)
Class A, AA, and AAA	979,800	979,800	979,800
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA	—	—	—

Denominator for diluted net income (loss) per weighted average common units	979,800	979,800	979,800

Net income (loss) per common unit
Class A, Class AA, and Class AAA
Basic and diluted	$33.29	$29.76	$21.73
Basic and diluted weighted average common units outstanding	979,800	979,800	979,800
Percentage allocated to common members	100.0%	100.0%	100.0%

Summary of Rollforward of the Allowance for Doubtful Accounts	A rollforward of the allowance for doubtful accounts is as follows (in thousands):

As of December 31, 2018	$—
Provisions charged to operating results	(293)
Account write-off and recoveries	(163)

As of December 31, 2019	$(456)
Provisions charged to operating results	(776)
Account write-off and recoveries	75

As of December 31, 2020	$(1,157)
Provisions charged to operating results	(240)
Account write-off and recoveries	(9)

As of December 31, 2021	$(1,406)

Summary of Company's Total Other Current Assets	As of December 31, 2021 and 2020, the Company’s total other current assets consist of the following (in thousands):

	2021	2020
Prepaid expenses	$847	$1,570
Advances	685	—
Capitalized transaction costs	3,941	—

Total other current assets	$5,473	$1,570

Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Estimated useful life (in years)
Trocars	5
Leasehold improvements	Shorter of lease term or useful life of the improvement
Office equipment	5
Computer software (purchased)	3-5
Furniture and fixtures	5-7
Computer equipment	3-5

Summary of Members' Equity Units were Issued and Outstanding:
As of December 31, 2021, 2020, and 2019 the following members’ equity units were issued and outstanding:

	December 31,
	2021		2020		2019
Units	Issued	Outstanding	Issued	Outstanding	Issued	Outstanding
Class A (Voting)	16,721	16,721	16,721	16,721	16,721	16,721
Class AA (Non-Voting)	903,079	903,079	903,079	903,079	903,079	903,079
Class AAA (Non-Voting)	60,000	60,000	60,000	60,000	60,000	60,000
Class AAAA (Non-Voting Incentive Units)	33,397	3,000	33,396	3,000	33,396	3,000

Total	1,013,197	982,800	1,013,196	982,800	1,013,196	982,800

Summary of Company's Consolidated Balance Sheet as of January 1, 2019 as a Result of the Adoption of the New Standard	The effects of the changes, including those discussed above, made to the Company’s consolidated balance sheet as of January 1, 2019 as a result of the adoption of the new standard were as follows (in thousands):

	Balance at December 31, 2018	Change due to adoption of ASC 842	Adjusted Balance at January 1, 2019
Assets
Operating lease right-of-use assets	$—	$1,009	$1,009

Total increase to assets		$1,009

Liabilities and Members’ Deficit
Accrued expenses	$1,323	$(57)	$1,266
Operating lease liabilities, current	—	222	222
Operating lease liabilities, long-term	—	844	844

Total increase to liabilities and members’ deficit		$1,009

Haymaker III [Member]
Schedule of Basic And Diluted Net Income
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except share amounts):

	Three Months Ended March 31
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Net income (loss)	$939,586	$234,896	$(2,187,957)	$(1,755,417)

Denominator:
Basic and diluted weighted average shares outstanding	31,750,000	7,937,500	9,505,556	7,626,389
Basic and diluted net income (loss) per share	$0.03	$0.03	$(0.23)	$(0.23)

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Year ended December 31, 2021		For the Period from July 6, 2020 (inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Numerator:
Net income - Basic	$8,553,085	$2,559,825	—	$—
Effect of dilutive securities:
Class B common stock subject to forfeiture	(49,156)	49,156	—	—

Net income - Diluted	$8,503,929	$2,608,981	—	$—

	For the Year ended December 31, 2021		For the Period from July 6, 2020 (inception) Through December 31, 2020
	Class A	Class B	Class A	Class B

Denominator:
Weighted average shares outstanding - Basic	26,265,068	7,860,788	—	7,500,000
Effect of dilutive securities:
Class B common stock subject to forfeiture	—	197,260	—	—

Weighted average shares outstanding - Diluted	26,265,068	8,058,048	—	7,500,000

Basic net income per share	$0.33	$0.33	—	$0.00
Diluted net income per share	$0.32	$0.32	—	$0.00

Summary of Class A Ordinary Shares Reflected in the Condensed Balance Sheets are Reconciled
As of March 31, 2022 and December 31 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds from the Initial Public Offering	$317,500,000
Less:
Proceeds allocated to Public Warrants	(16,748,125)
Issuance costs allocated to Class A common stock	(17,019,720)
Plus:
Accretion of carrying value to redemption value	33,767,845

Class A common stock subject to possible redemption	$317,500,000

As of December 31, 2021, the Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds from the Initial Public Offering	$317,500,000
Less:
Proceeds allocated to Public Warrants	(16,748,125)
Issuance costs allocated to Class A common stock	(17,019,720)
Plus:
Remeasurement of carrying value to redemption value	33,767,845

Class A common stock subject to possible redemption—December 31, 2021	$317,500,000